Note 6 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2014	2015	2016

Cayman Islands	58	489	894
U.S.	1,983	5,921	9,840
PRC	972	1,642	1,338
Australia	-	-	473

Net loss before income taxes	3,013	8,052	12,545

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2014	2015	2016

Net loss before income taxes	3,013	8,052	12,545

Expected income tax benefit	1,055	2,818	4,391
Tax rate differential	95	297	581
Non-deductible expenses	(240)	(351)	(152)
Others	(5)	28	(63)
Change in valuation allowance	(905)	(2,792)	(4,757)

Total income tax benefit	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2015	2016
Deferred tax assets, non-current portion:
Net operating loss carryforward	3,811	8,317
Intangible asset	586	428
Deferral of tax deduction of R&D expense	-	409
Less: valuation allowance	(4,397)	(9,154)

Net deferred tax assets	-	-